Related party transactions (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Related Party Transactions [Table Text Block]
Demand note due from owner

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Demand note due from owner	$143,241	$—

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Amounts due to owners and affiliates	$6,019	$15,207

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	December 31,
(in thousands of U.S. dollars)	2,014	2,013
$48.5 million Promissory note due to Höegh LNG	$—	$49,507
$101.5 million Promissory note due to Höegh LNG	—	103,606
$40.0 million Promissory note due to Höegh LNG	—	40,317
$85.0 million Revolving credit facility due to Höegh LNG	467	—
Loans and promissory notes due to owners and affiliates	$467	$193,430

Hoegh LNG and Subsidiaries [Member]
Schedule of Related Party Transactions [Table Text Block]
Amounts included in the consolidated and combined carve-out statements of income for the years ended December 31, 2014, 2013 and 2012 or capitalized in the consolidated and combined carve-out balance sheets as of December 31, 2014 and 2013 are as follows:

	Year ended
Statement of income:	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
	(Restated)
Revenues
Time charter and Construction contract revenues indemnified by Höegh LNG (1)	$13,269	—	$—
Operating expenses
Vessel operating expenses (2)	(5,297)	—	—
Hours and overhead (3)	(2,016)	(2,088)	(1,025)
Allocated administration expenses (4)	(4,723)	(4,260)	(1,332)
Construction contract expense: supervision cost (5)	(761)	(2,559)	(661)
Construction contract expense: capitalized interest (6)	(690)	(1,179)	(30)
Financial (income) expense	—
Interest income from joint ventures and demand note (7)	4,959	2,122	2,481
Interest expense and commitment fees from Höegh LNG (8)	(998)	(352)	(114)
Total	$3,743	(8,316)	$(681)

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2014	2013
Newbuilding
Newbuilding supervision cost (6)	$1,228	$4,935
Interest expense capitalized from Höegh LNG (7)	1,464	4,579
Total	$2,692	$9,514

1)
Time charter revenues indemnified by Höegh LNG: Höegh LNG has made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively, for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to Indemnifications below and notes 2. d. and 20. Revenue is recognized for the full amount of these payments.

2)	Vessel operating expenses: A subsidiary of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.

4)
Allocated administrative expenses: As described in note 2 until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014 and for the year ended December 31,2013, the allocated expenses also include cost incurred in preparation for the IPO.

5)
Supervision cost: Höegh LNG Fleet Management AS manages the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, are capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.

6)
Interest expense capitalized charged from Höegh LNG and affiliates : As described under 8) below, Höegh LNG and its affiliates have provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

7)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also includes interest on the $140 million demand note due from Höegh LNG. Refer to Demand note due from owner below.

8)
Interest expense charged from Höegh LNG and affiliates: Höegh LNG and its affiliates have provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung , the construction contract expense of the Mooring. Refer to Amounts, loans and promissory notes due to owners and affiliates below. Prior to transfer of the newbuilding and contracts to PT Hoegh LNG Lampung and the establishment of the promissory notes in October 2013, the carve-out financial statements include an allocation of debt and interest expense from Höegh LNG for the funding of construction of the PGN FSRU Lampung and the construction contract expense of the Mooring.   Refer to 6) above which describes the interest expense, which was capitalized.